SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of common stock equivalents

The Company has the following common stock equivalents for the nine months ended September 30, 2017 and 2016, respectively:

	September 30, 2017	September 30, 2016
Convertible debt (exercise price - $0.07/share)	—	1,307,190
Convertible debt (exercise price - $0.30/share)	916,667	—
Series A convertible preferred shares (exercise price - $0.08/share)	—	3,267,974
	916,667	4,575,164

Schedule of estimated useful life by asset description

The estimated useful life by asset description is noted in the following table:

Asset Description	Estimated Useful Life (Years)
Furniture and equipment	3 - 5
Tooling equipment	10
Leasehold improvements	*

* The shorter of 5 years or the life of the lease.

The estimated useful life by asset description is noted in the following table:

Asset description	Estimated Useful Life (Years)
Furniture and equipment	3 - 5
Tooling equipment	10
Leasehold improvements	*
______________
* The shorter of 5 years or the life of the lease.

Schedule of intangible asset

Intangible assets consist of the following at September 30, 2017 and December 31, 2016:

Classification	September 30, 2017	December 31, 2016
Domain name	$2,000	$2,000
Facilities Manager’s Package Online (software)	1,022	1,022
MLC CD Systems (software)	7,560	7,560
Total	10,582	10,582
Less: Accumulated amortization	(4,261)	(2,978)
Intangible assets, net	$6,321	$7,604

Schedule of research and development expense

Research and development expense for the three and nine months ended September 30, 2017 and 2016 are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
Research and development expense	$—	$6,376	$1,625	$15,047

Research and development expense for the years ended December 31, 2016 and 2015 were:
	December 31, 2016	December 31, 2015
Research and development expense	$16,184	$20,518

Schedule of advertising expense

Advertising expense for the three and nine months ended September 30, 2017 and 2016, are as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2017	September 30, 2016	September 30, 2017	September 30, 2016
Advertising expense	$3,298	$5,418	$16,185	$67,079

Advertising expense for the years ended December 31, 2016 and 2015, were:
	December 31, 2016	December 31, 2015
Advertising expense	$3,298	$5,418